Shareholder Report	12 Months Ended
Jul. 31, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	ETF Opportunities Trust
Entity Central Index Key	0001771146
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2025
LAFFER|TENGLER Equity Income ETF
Shareholder Report [Line Items]
Fund Name	LAFFER|TENGLER Equity Income ETF
Class Name	LAFFER|TENGLER Equity Income ETF
Trading Symbol	TGLR
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the LAFFER|TENGLER Equity Income ETF for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.tglretf.com. You can also request this information by contacting us at (833) 759-6110.
Additional Information Phone Number	(833) 759-6110
Additional Information Website	www.tglretf.com
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LAFFER|TENGLER Equity Income ETF	$103	0.95%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the period of August 1, 2024 to July 31, 2025, the LAFFER|TENGLER Equity Income ETF (the “Fund”) returned 17.87% outperforming the Russell 1000® Value Index and the S&P 500® Index which returned 8.79% and 16.33%, respectively. The Fund’s investing theme of old economy companies embracing the new technologies of digitization, cloud computing, robotics and generative AI and the suppliers of the picks and shovels remains our focus and has contributed to the solid outperformance.

The four major sector weightings of the Fund are information technology, industrials, financials and consumer discretionary.

Focusing on companies with robust dividend growth (rather than the highest yielding stocks—typically value traps) served the Fund well as the market rewarded companies with reliable earnings growth, the sustainability of which was expressed by management in the growth of the dividend.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (based on a hypothetical $10,000 investment)
*	Inception

Average Annual Return [Table Text Block]	Annual Performance
	One Year	Average Annual Total Return SInce Inception
LAFFER|TENGLER Equity Income ETF	17.87%	16.65%
S&P 500® Index	16.33%	20.30%
Russell 1000® Value Index	8.79%	12.93%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.tglretf.com/fund-info#performance for more recent performance information.
Net Assets	$ 16,878,776
Holdings Count | Holdings	32
Advisory Fees Paid, Amount	$ 134,032
Investment Company, Portfolio Turnover	14.85%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)

Fund Net Assets	$16,878,776
Number of Holdings	32
Total Advisory Fee	$134,032
Portfolio Turnover Rate	14.85%

Holdings [Text Block]	Sector Breakdown
Largest Holdings [Text Block]
Top Ten Holdings
Oracle Corp.	5.97%
Microsoft Corp.	5.38%
Broadcom, Inc.	5.21%
JPMorgan Chase & Co.	4.90%
American Express Co.	4.65%
Walmart, Inc.	4.42%
Goldman Sachs Group, Inc.	4.41%
RTX Corp.	4.36%
Abbvie, Inc.	3.71%
Carrier Global Corp.	3.47%